MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets in the DC Investment Account and the Plan's interest in the Master Trust account as of December 31, 2025 and 2024 were as follows:

	2025	2025	2024	2024
	Total Master Trust	Plan's Interest in Master Trust	Total Master Trust	Plan's Interest in Master Trust
Investments at fair value:
Collective trust funds	$3,032,320,108	$3,018,538,766	$2,724,283,304	$2,712,456,790
Mutual funds	281,035,694	279,121,750	259,244,383	257,539,180
Company common stock fund	440,185,389	438,933,814	524,527,064	523,218,169
Total investments at fair value	3,753,541,191	3,736,594,330	3,508,054,751	3,493,214,139

Investments at contract value:
Guaranteed investment contracts	140,682,164	139,731,763	177,804,916	176,635,748
Synthetic investment contracts	484,151,641	480,880,872	464,442,068	461,388,097
Total investments at contract value	624,833,805	620,612,635	642,246,984	638,023,845

DC Investment Account Net Assets	$4,378,374,996	$4,357,206,965	$4,150,301,735	$4,131,237,984
For the year ended December 31, 2025, the net gain on investments in the DC Investment Account is as follows:

Year-Ended December 31, 2025
Interest and dividends	$54,517,954
Net appreciation in fair value of investments	448,416,129
Investment management fees	(894,790)
Net investment gain	$502,039,293